Estimated Fair Value of Share Options on Grant Date Using Binomial-Lattice Model (Detail) (USD $)	12 Months Ended
Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	3.33%
Expected dividend yield	0.00%
Expected volatility	80.00%
Sub-optimal early exercise factor	2.5
Fair value of ordinary shares	$ 1.71